Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Shareholders' Equity
30.	SHAREHOLDERS’ EQUITY
The Company’s capital as of December 31, 2022, is 3,915 and 18 treasury shares represented by 393,312,793 book-entry shares of common stock and divided into four classes of shares (A, B, C and D), with a par value of $ 10 and 1 vote per share. These shares are fully subscribed, paid-in and authorized for stock exchange listing.
As of December 31, 2022, there are 3,764 Class A outstanding shares. As long as any Class A share remains outstanding, the affirmative vote of Argentine Government will be required for: (i) mergers; (ii) acquisitions of more than 50% of the Company’s shares in an agreed or hostile bid; (iii) transfers of all the YPF’s production and exploration rights; (iv) the voluntary dissolution of YPF; or (v) change of corporate and/or tax address outside the Argentine Republic. Items (iii) and (iv) will also require prior approval by the Argentine Congress.
Until the enactment of Law No. 26,741 detailed in the next paragraphs, Repsol S.A. (“Repsol”) had a participation in the Company, directly and indirectly, of 57.43% shareholding while Petersen Energía S.A.U. and its affiliates exercised significant influence through a 25.46% shareholding of YPF’s capital stock.
Law No. 26,741 enacted on May 4, 2012, changed YPF’s shareholding structure declared the class D Shares of YPF owned by Repsol as national public interest and subject to expropriation representing 51% of YPF’s equity. In addition, Law 26,741 declared that achieving self-sufficiency in the supply of hydrocarbons as well as in the exploitation, industrialization, transportation and sale of hydrocarbons, shall be considered of national public interest and a priority for Argentina, with the goal of guaranteeing socially equitable economic development, job creation, the increase of the competitiveness of various economic sectors and the equitable and sustainable growth of the provinces and regions. The shares subject to expropriation were distributed as follows: 51% for the Argentine federal government and 49% for certain Provinces.
During the fiscal years ended December 31, 2022 and 2020, the Company has repurchased 1,888,798 and 737,378 of its own shares issued for an amount of 28 and 6, respectively, for purposes of compliance with the share-based benefit plans (see Note 37). During the fiscal year ended December 31, 2021, the Company has not repurchased its own shares.